Description Of Business	12 Months Ended
Dec. 31, 2011
Description Of Business [Abstract]
Description Of Business

1.    Description of Business

Elan Corporation, plc, an Irish public limited company (also referred to hereafter as we, our, us, Elan or the Company), is a neuroscience-based biotechnology company headquartered in Dublin, Ireland. We were incorporated as a private limited company in Ireland in December 1969 and became a public limited company in January 1984. Our principal executive offices are located at Treasury Building, Lower Grand Canal Street, Dublin 2, Ireland and our telephone number is 353-1-709-4000. Our principal research and development (R&D) facilities are located in the United States.

Our business engages in research, development and commercial activities primarily in the areas of Alzheimer's disease, Parkinson's disease and multiple sclerosis (MS).